EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated July 8, 2011 and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No.0001104659-11-038407) to the definitive versions of the registrant’s prospectus and statement of additional information regarding the Tax-Managed Large Cap Fund, dated January 31, 2011 and electronically filed with the SEC pursuant to Rule 497(c) under the 1933 Act on February 4, 2011 (SEC Accession No. 0001104659-11-005144).